Restructuring Costs (Restructuring Charges by Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						72 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2010
Restructuring Costs	$ 50.1	[1]	$ 77.4	[1]	$ 100.0	[1]
Newell Consumer Segment [Member]
Restructuring Costs	9.7		27.7		46.8
Newell Professional Segment [Member]
Restructuring Costs	3.7		10.4		15.6
Baby & Parenting Segment [Member]
Restructuring Costs	2.4		9.2		13.0
Corporate [Member]
Restructuring Costs	34.3		30.1		24.6
Project Acceleration [Member]
Restructuring Costs	0		77.4		100.0		498.4
Project Acceleration [Member] | Newell Consumer Segment [Member]
Restructuring Costs	0		27.7		46.8		306.4
Project Acceleration [Member] | Newell Professional Segment [Member]
Restructuring Costs	0		10.4		15.6		90.3
Project Acceleration [Member] | Baby & Parenting Segment [Member]
Restructuring Costs	0		9.2		13.0		23.4
Project Acceleration [Member] | Corporate [Member]
Restructuring Costs	$ 0		$ 30.1		$ 24.6		$ 78.3

[1]	Operating income (loss) by segment is net sales less cost of products sold and selling, general & administrative (“SG&A”) expenses. Operating income by geographic area is net sales less cost of products sold, SG&A expenses, impairment charges, and restructuring costs. Certain headquarters expenses of an operational nature are allocated to business segments and geographic areas primarily on a net sales basis. Depreciation and amortization is allocated to the segments on a percentage of sales basis, and the allocated depreciation and amortization is included in segment operating income.